Intangible assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Description of growth rate used to extrapolate cash flow projections	6.00%
Discounted cash flow projection period	5 years
Forecast period over cash flow to equity	5 years
Decrease percentage over cash flow to equity year one	10.00%
Decrease growth percentage over cash flow to equity year two to five	10.00%
Decrease of perpetuity rate	0.03%
Increase of pre tax discount rate	0.05%
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Explanation of period over which management has projected cash flows	The recoverable amount of the Group's single CGU is determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.
Description of discount rates applied to cash flow projections	11.80%
Description of growth rate used to extrapolate cash flow projections	6.00%
Software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment Loss	R$ 4,764	R$ 0